Leases - (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases terminating description	The Company leased various training centers in the PRC, under operating leases terminating in August 2019 through August 2022.
Rent expense	$ 268,962	$ 71,478
Operating lease term	1 year
Operating lease expiring date	Mar. 31, 2022
Operating lease right-of-use assets	$ 415,770
Operating lease liabilities current	173,292
Operating lease liabilities non-current	$ 242,478